Restructuring - Schedule of Change in Accrued Restructuring Balance (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 3,896	$ 0
Charges	805	6,431
Payments	(4,527)	(2,535)
Ending Balance	$ 174	$ 3,896